Royalty, Stream and Working Interests - Royalties, Streams and Working Interests (Details) $ in Millions					12 Months Ended
	Feb. 22, 2023 CAD ($)	Feb. 21, 2021	Feb. 21, 2019	Feb. 19, 2019 USD ($)	Dec. 31, 2023 USD ($)	Jun. 08, 2023 USD ($)	Feb. 23, 2023 USD ($)	Feb. 22, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 30, 2022 USD ($)	Dec. 30, 2022 CAD ($)	Apr. 14, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 19, 2019 CAD ($)
Royalty, stream and working interests
Royalty, stream and working interests, net					$ 4,027,100,000				$ 4,927,500,000				$ 5,149,300,000
Royalty, stream and working interest, net depletable					2,990,900,000				3,980,200,000
Royalty, stream and working interest, net non-depletable					1,036,200,000				947,300,000
Impairment (charges) and reversals					1,173,300,000
Option to buy back of NSR (as a percent)								0.50%
Percentage of NSR	1.50%	2.00%	2.00%	2.00%
Proceeds from sale of interest	$ 18.0
Purchase of royalty							$ 7,000,000.0	$ 13,700,000		$ 1,100,000	$ 1.5	$ 37,400,000
Gain on sale of royalty interest					3,700,000
Recoverable amount of asset					$ 0
Marathon Gold Corporation, Valentine Gold Project Acquisition
Royalty, stream and working interests
Option to buy back of NSR (as a percent)								0.50%
Percentage of NSR	2.00%				3.00%
Purchase of royalty				$ 13,700,000		$ 45,000,000.0								$ 18.0
Gain on sale of royalty interest					$ 3,700,000
Cost
Royalty, stream and working interests
Royalty, stream and working interests, net					9,088,500,000				8,531,100,000
Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net					(3,888,100,000)				(3,603,600,000)
Impairment (losses) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net					(1,173,300,000)
Mining Royalties
Royalty, stream and working interests
Royalty, stream and working interests, net					948,700,000				865,800,000				903,000,000.0
Mining Royalties | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net					1,709,700,000				1,582,700,000
Mining Royalties | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net					(761,000,000.0)				(716,900,000)
Streams
Royalty, stream and working interests
Royalty, stream and working interests, net					1,359,000,000.0				2,447,400,000				2,623,000,000.0
Impairment (charges) and reversals					1,169,200,000
Streams | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net					4,763,600,000				4,513,100,000
Streams | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net					(2,235,400,000)				(2,065,700,000)
Streams | Impairment (losses) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net					(1,169,200,000)
Energy
Royalty, stream and working interests
Royalty, stream and working interests, net					1,146,400,000				1,181,500,000				1,258,300,000
Impairment (charges) and reversals					4,100,000
Energy | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net					1,976,000,000.0				1,937,000,000.0
Energy | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net					(825,500,000)				(755,500,000)
Energy | Impairment (losses) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net					(4,100,000)
Advanced
Royalty, stream and working interests
Royalty, stream and working interests, net					396,000,000.0				371,000,000.0				308,800,000
Advanced | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net					444,500,000				426,600,000
Advanced | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net					(48,500,000)				(55,600,000)
Exploration
Royalty, stream and working interests
Royalty, stream and working interests, net					177,000,000.0				61,800,000				$ 56,200,000
Exploration | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net					194,700,000				71,700,000
Exploration | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net					$ (17,700,000)				$ (9,900,000)